RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures Net position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ 62	$ 46	$ (85)	$ (28)
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	240
Less: current portion	75
Long-term portion	165
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	178
Less: current portion	139
Long-term portion	39
Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	62	46
Less: current portion	(64)	33
Long-term portion	126	13
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	76
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	8
Energy derivative contracts | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	68	(19)
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	131
Interest rate swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(131)	(107)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	4
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	39
Foreign exchange swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(35)	55
Investments in equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	160
Investments in equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Investments in equity securities | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ 160	$ 117